Collaboration, License and Option Agreement with Curis, Inc (Tables)	12 Months Ended
Mar. 31, 2021
Collaboration Agreement [Line Items]
Summary of partail consideration received under collaboration license and option agreement
As a partial consideration for the collaboration, the following shares of common stock of Curis were issued to ADTL:

	Number of Curis shares (pre-split)	Fair value
Pursuant to the collaboration agreement dated January 18, 2015	17.1 million	Rs.1,452 (U.S.$23.5)
Pursuant to an amendment to collaboration agreement dated S e ptember 7, 2016 (Common stock in lieu of receiving up to U.S.$ 24.5 of milestone and other payments)	10.2 million	Rs.1,247 (U.S.$18.8)

Curis, Inc. [Member]
Collaboration Agreement [Line Items]
Summary of the details of cost, fair value, and the amount recognized in OCI of the fair value changes
The following table is a summary of the details of cost, fair value, and the amount recognized in OCI of the fair value changes:

	As of March 31, 2021
	Cost		Unrealized gain		Fair value
Received on January 18, 2015	Rs.	1,452	Rs.	1,382	Rs.	2,834
Received on September 7, 2016		1,247		442		1,689
	Rs.	2,699	Rs.	1,824	Rs.	4,523